Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock
Note 7 - Common Stock
Shares of the Company’s common stock are publicly traded on the New York Stock Exchange, under the ticker symbol “SWX.” Share-based compensation related to Southwest and Centuri is based on awards to be issued in shares of Southwest Gas Holdings, Inc.
On April 8, 2021, the Company entered into a Sales Agency Agreement between the Company and BNY Mellon Capital Markets, LLC and J.P. Morgan Securities LLC (the “Equity Shelf Program”) for the offer and sale of up to $500 million of common stock from time to time in an at-the-market offering program. The shares are issued pursuant to the Company’s automatic shelf registration statement on Form S-3 (File No. 333-251074). There was no activity in the program during the quarter ended December 31, 2021. The following table provides the life-to-date activity under the Equity Shelf Program for the period ended December 31, 2021:

Gross proceeds	$158,180,343
Less: agent commissions	(1,581,803)
Net proceeds	$156,598,540
Number of shares sold	2,302,407
Weighted average price per share	$68.70
As of December 31, 2021, the Company had up to $341,819,657 of common stock available for future issuance under the program. Net proceeds from the sale of shares of common stock under the Equity Shelf Program are intended for general corporate purposes, including the acquisition of property for the construction, completion, extension, or improvement of pipeline systems and facilities located in and around the communities served by Southwest. Net proceeds during the twelve months ended December 31, 2021 were contributed to, and reflected in the records of, Southwest (as a capital contribution from Southwest Gas Holdings, Inc.).
Aside from the equity shelf registration, in December 2020, the Company and Southwest jointly filed with the SEC an automatic shelf registration statement (File No. 333-251074), or a “Universal Shelf,” which became effective upon filing and includes a prospectus detailing the Company’s ability to offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of common stock, preferred stock, debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement), guarantees of debt securities issued by Southwest, depository shares, warrants to purchase common stock, preferred stock or depository shares issued by the Company or debt securities issued by the Company or Southwest, units and rights. Additionally as part of the Universal Shelf, Southwest may offer and sell, from time to time in amounts at prices and on terms that will be determined at the time of such offering, any combination of debt securities (which may or may not be guaranteed by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement) and guarantees of debt securities issued by the Company or by one or more of its directly or indirectly wholly owned subsidiaries if indicated in the relevant prospectus supplement.
During the quarter ended March 31, 2021, the Company sold essentially all of the remaining common stock available for sale under a previously effective equity shelf program.
During 2021, the Company issued approximately 48,000 shares of common stock through the Restricted Stock/Unit Plan and Omnibus Incentive Plan.
Additionally during 2021, the Company issued 173,000 shares of common stock through the Dividend Reinvestment and Stock Purchase Plan, raising proceeds of approximately $11.8 million.
As of December 31, 2021, there were 4.3 million shares of common stock registered and available for issuance under the provisions of the various stock issuance plans, which does not include the amount of common stock available that is separately disclosed with respect to the Equity Shelf Program above.
On October 10, 2021, the Company’s Board authorized and declared a dividend of one preferred stock purchase right (a “Right”) for each share of common stock outstanding, $1 par value per share, of the Company to stockholders of record at the close of business on October 21, 2021. Each right entitles the registered holder to purchase from the Company one ten-thousandth (a “unit”) of a share of Series A Junior Participating Preferred Stock, no par value per share, of the Company at a purchase price of $321.70 per unit, subject to adjustment. Generally, the Rights become exercisable in the event any person or group of affiliated or associated persons acquires beneficial ownership of 10% (20% in the case of a passive institutional investor) or more of the Company’s common stock without the approval of the Board, and until such time, are inseparable from and trade with the Company’s common stock. The Rights have a de minimis fair value. The Rights were issued pursuant to the Rights Agreement dated October 10, 2021 (the “Rights Agreement”), between the Company and Equiniti Trust Company, as rights agent. The Rights expire at the close of business on October 9, 2022 or upon an earlier merger or other acquisition transaction involving the Company, redemption, or exchange as provided in the Rights Agreement.